Income tax and deferred taxes (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax and deferred taxes [Abstract]
Deferred tax assets and liabilities, net opening balance	$ (156,101)	$ (183,411)
Increase (decrease) in deferred taxes in profit or loss	27,763	29,096
Increase (decrease) in deferred taxes in equity	17,922	(1,786)
Deferred tax liability (asset) at end of period	$ (110,416)	$ (156,101)